Vessels	9 Months Ended
Sep. 30, 2018
Vessels [Abstract]
Vessels
Note 5 - Vessels

The carrying values of our vessels may not represent their fair market value at any point in time since the market prices of second-hand vessels tend to fluctuate with changes in charter rates and the cost of constructing new vessels. Historically, both charter rates and vessel values have been cyclical. The carrying amounts of vessels held and used by us are reviewed for potential impairment or reversal of prior impairment charges whenever events or changes in circumstances indicate that the carrying amount of a particular vessel may not accurately reflect the recoverable amount of a particular vessel. The Company is of the view that there were no events or changes in circumstances indicating that the carrying amount of a particular vessel may not accurately reflect the recoverable amount of a particular vessel as of September 30, 2018. However, with regards to the DHT Cathy and DHT Sophie which we have entered into agreement to sell, we have recorded an impairment charge of $3.5 million in the third quarter of 2018 (see Note 10 for further details).

Cost of Vessels
$ in thousands
At January 1, 2018	1,810,158
Additions	1,714
Transferred from vessels under construction	252,323
Retirement **	(1,244)
At September 30, 2018	2,062,951

Depreciation, impairment and amortization*
$ in thousands
At January 1, 2018	366,012
Depreciation and amortization	75,053
Impairment charges	3,500
Retirement **	(1,244)
At September 30, 2018	443,321

Carrying Amount
$ in thousands
At January 1, 2018	1,444,146
At September 30, 2018	1,619,630

*Accumulated numbers
**Relates to completed depreciation of drydocking for DHT Sophie.

Vessels under construction
We entered into agreements with HHI for the construction of two VLCCs, of which the first was delivered in July 2018, with a contract price of $79.9 million each (excluding scrubbers). The company has added scrubbers at the cost of $2.5 million per ship.  As of September 30, 2018 we have paid pre-delivery installments totaling $24.7 million for the remaining newbuilding to be delivered in Q4 2018. Borrowing costs are capitalized as part of vessels under construction.

Cost of vessels under construction
$ in thousands
At January 1, 2018	114,759
Additions	164,364
Transferred to vessels	(252,323)
At September 30, 2018	26,799

Carrying Amount
$ in thousands
At January 1, 2018	114,759
At September 30, 2018	26,799

The following table is a timeline of future expected payments and dates relating to vessels under construction as of September 30, 2018:

Vessels under construction $ in thousands	September 30, 2018	January 1, 2018
Not later than one year	57,647	218,565
Later than one year and not later than three years	-	-
Later than three years and not later than five years	-	-
Total	57,647	218,565

The newbuilding is financed as a part of the ABN Amro Credit Facility and remaining commitment was financed with cash at hand. Reference is made to note 10 - Subsequent events.